Other liabilities and provisions (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Other liabilities and provisions
Liabilities from payroll	€ 305	€ 301
Accruals for vacation and overtime	327	190
Accrual for restructuring	534	604
Employee bonus	304	397
Security deposit	183	178
Accruals for compensation of Supervisory board	225	180
Accrual for warranty	116	241
Accruals for licenses	18	62
Liabilities from VAT	31	32
Accruals for commissions	36	38
Others	103	106
Total	€ 2,182	€ 2,329